Cover	Apr. 18, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A amends and supplements Items 9.01(a) and 9.01(b) of the Current Report on Form 8-K filed by NightHawk Biosciences, Inc. (the “Company”) (formerly Heat Biologics, Inc.) with the Securities and Exchange Commission on April 20, 2022 (the “Initial Form 8-K”) to include audited financial statements for the years ended December 2021 and 2020 for Elusys Therapeutics, Inc. (“Elusys”) and unaudited pro forma condensed combined financial information of the Company reflecting ownership of Elusys as of and for the year ended December 31, 2021, which were permitted pursuant to Item 9.01 of Form 8-K to be excluded from the Initial Form 8-K and filed by amendment to the Initial Form 8-K no later than 71 days after the date the Initial Form 8-K was required to be filed.
Document Period End Date	Apr. 18, 2022
Entity File Number	001-35994
Entity Registrant Name	NightHawk Biosciences, Inc.
Entity Central Index Key	0001476963
Entity Tax Identification Number	26-2844103
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	627 Davis Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Morrisville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27560
City Area Code	(919)
Local Phone Number	240-7133
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Common Stock	Common Stock, $0.0002 par value per share
Trading Symbol	NHWK
Security Exchange Name	NYSEAMER
Common Stock Purchase Rights [Member]
Common Stock	Common Stock Purchase Rights
Trading Symbol	None
Security Exchange Name	NYSEAMER